MBS Investments MBS Investments (Notes)	12 Months Ended
Dec. 31, 2014
MBS Investments [Abstract]
Investments in Debt and Equity Investments, Cash and Cash Equivalents, Unrealized and Realized Gains (Losses), Mortgage Backed Securities [Text Block]
7. Mortgage-Backed Securities

Between November 2012 and April 2013, the Company executed six securitizations of MBS TOB Trusts. The Company purchased the LIFERS issued by the six MBS TOB Trusts for approximately $9.2 million.

Each of the six MBS TOB Trusts issued SPEARS to unaffiliated investors; these SPEARS totaled approximately $34.9 million at issuance. The SPEARS represent senior interests in the MBS TOB Trusts, have been credit enhanced by DB and are recorded as debt financing in the consolidated balance sheet. The LIFERS entitle the Company to all principal and interest payments received by the MBS TOB Trust on the securitized MBS after payments due to the holders of the SPEARS and trust costs. The SPEARS bear interest at a variable rate based on Securities Industry and Financial Markets Association (“SIFMA”).

The Company determined that the six MBS TOB Trusts are variable interest entities and that the Company was the primary beneficiary of each of them. As a result, the Company reports the MBS TOB Trusts on a consolidated basis and the SPEARS as debt financing. In determining the primary beneficiary of these specific VIEs, the Company considered who has the power to control the activities of the VIEs which most significantly impact their financial performance, the risks that the entity was designed to create, and how each risk affects the VIE. The indenture for the MBS TOB Trusts stipulates that the Company has the sole right to cause the MBS TOB Trusts to sell the MBS. If they were sold, the extent to which the MBS TOB Trusts will be exposed to gains or losses associated with variability in the MBS’ fair value arising from changes in municipal bond market rates therefore would result from decisions made by the Company. Interest earned on the MBS held by the six MBS TOB Trusts is exempt from federal income taxes.

In May 2014, the Company sold a portion of the MBS TOB Trusts for an amount approximating the outstanding amortized cost. This approximately $3.7 million par value MBS had been acquired for approximately $3.8 million in November 2012 (Note 11).

In October 2014, the Company sold a portion of the MBS TOB Trusts for an amount approximating the outstanding amortized cost. The approximate $24.4 million par value of the MBS had been acquired for approximately $24.6 million in the fourth quarter of 2012 first half of 2013. The Company then collapsed the related MBS - TOB Trust 4 for approximately $6.0 million, MBS - TOB Trust 5 for approximately $5.3 million and MBS - TOB Trust 6 for approximately $7.8 million securitizing the related MBS. The Company’s approximate $19.1 million TOB financing facilities, which were the securitization of this MBS TOB Trusts, were paid off in full in connection with this sale (Note 11).

The carrying value of the Company’s MBS as of December 31, 2014 and 2013 are as follows:

Agency Rating of MBS (1)	Cost adjusted for amortization of premium	Unrealized Gain	Unrealized Loss	Estimated Fair Value at December 31, 2014
"AAA"	$5,304,974	$—	$(250,624)	$5,054,350
"AA"	10,062,667	—	(275,459)	9,787,208
	$15,367,641	$—	$(526,083)	$14,841,558

(1) MBS are reported based on the lowest rating issued by a Rating Agency, if more than one rating is issued on the security, at the date presented.

Agency Rating of MBS (1)	Cost adjusted for amortization of premium	Unrealized Gain	Unrealized Loss	Estimated Fair Value at December 31, 2013
“AAA”	$23,177,115	$—	$(3,069,555)	$20,107,560
“AA”	20,624,701	—	(2,886,600)	17,738,101
	$43,801,816	$—	$(5,956,155)	$37,845,661
(1) MBS are reported based on the lowest rating issued by a Rating Agency, if more than one rating is issued on the security, at the date presented.

Valuation - The Company values each MBS based upon prices obtained from a third party pricing service, which are indicative of market activity. The valuation methodology of the Company’s third party pricing service incorporates commonly used market pricing methods, incorporates trading activity observed in the market place, and other data inputs. The methodology also considers the underlying characteristics of each security, which are also observable inputs, including: coupon; maturity date; loan age; reset date; collateral type; geography; and prepayment speeds. Management analyzes pricing data received from the third party pricing service by comparing it to valuation information obtained from at least one other third party pricing service and ensuring they are within a tolerable range of difference which the Company estimates as 7.5%. Management also looks at observations of trading activity observed in the market place when available. At December 31, 2014, the range of effective yields on the individual MBS was 3.7% to 5.2% per annum.  Additionally, the Company calculated the sensitivity of the key assumption used in calculating the fair values of the MBS which is the effective yield on new issuances of similarly rated MBS.  Assuming a 10% adverse change in that key assumption, the effective yields on the MBS would increase to a range of 4.1% to 5.8% per annum and would result in additional unrealized losses on the bond portfolio of approximately $806,000.  This sensitivity analysis is hypothetical and is as of a specific point in time.  The results of the sensitivity analysis may not be indicative of actual changes in fair value and should be used with caution.  Pricing services and management’s analysis provide indicative pricing only. Certain of the MBS have been in an unrealized loss position for more than twelve months and management has concluded that there is no other-than-temporary impairment to record as the Company has the intent and ability to hold on to the MBS until either the estimated fair value rebounds or until maturity. In addition, there have been no downgrades to the investment grade rating levels of the MBS since their original acquisition dates.

The MBS are backed by residential mortgage loans and interest payable from the MBS is believed and expected to be exempt from federal income taxation. Description of certain terms of the Company’s MBS is as follows:

Agency Rating of MBS	Principal Outstanding December 31, 2014	Weighted Average Maturity Date	Weighted Average Coupon Interest Rate

"AAA"	$5,000,000	7/1/2032	4.60%
"AA"	9,765,000	7/9/2036	4.20%
	$14,765,000

Agency Rating of MBS	Principal Outstanding December 31, 2013	Weighted Average Maturity Date	Weighted Average Coupon Interest Rate

“AAA”	$22,710,000	12/9/2037	4.05%
“AA”	20,120,000	2/5/2037	4.00%
	$42,830,000